Foreclosed and Repossessed Assets (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Table Text Block] [Text Block]
The carrying amount of foreclosed properties held at December 31, 2018 and December 31, 2017 are listed below, as well as the recorded investment of loans secured by residential real estate properties for which formal foreclosure proceedings were in process at those dates.

(In thousands)	December 31, 2018	December 31, 2017
OREO:
Commercial real estate	$2,359	$7,888
Construction real estate	1,108	4,852
Residential real estate	836	1,450
Total OREO	$4,303	$14,190

Loans in process of foreclosure:
Residential real estate	$2,346	$2,948